Organization and Principal Activities - Details of Major Subsidiaries and VIEs (Details)	12 Months Ended
Feb. 29, 2024
Four Seasons Hong Kong | Hong Kong | Investment Holding | Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Jun. 24, 2014
Equity interest attributed to the Group as of February 28, 2023	100.00%
Shanghai Fuxi | Shanghai | Consulting Service | Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Dec. 29, 2014
Equity interest attributed to the Group as of February 28, 2023	100.00%
Wuyuan Sijijiaozhong | Jiangxi | Consulting Service | Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Dec. 20, 2023
Equity interest attributed to the Group as of February 28, 2023	100.00%
Wuyuan Siji Gongda | Jiangxi | Tourism Service | Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	May 28, 2022
Equity interest attributed to the Group as of February 28, 2023	100.00%
Shanghai Luoliang | Shanghai | Education Service | VIEs
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Mar. 12, 2014
Equity interest attributed to the Group as of February 28, 2023	100.00%
Four Seasons Investment | Shanghai | Investment Holding | VIEs
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Mar. 13, 2007
Equity interest attributed to the Group as of February 28, 2023	100.00%
Wufeng Siji Xuezhi | Hubei | Tourism Service | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Oct. 19, 2022
Equity interest attributed to the Group as of February 28, 2023	60.00%
Shexian Siji Xingzhi | Jiangxi | Tourism Service | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Nov. 11, 2022
Equity interest attributed to the Group as of February 28, 2023	100.00%
Fantasy School | Shanghai | Education Service | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Sep. 01, 2018
Equity interest attributed to the Group as of February 28, 2023	51.00%
Four Seasons Intellectual Sports | Shanghai | Education Service | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Jun. 15, 2018
Equity interest attributed to the Group as of February 28, 2023	100.00%
Chongqing Jingzhan | Chongqing | Education Service | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Sep. 01, 2018
Equity interest attributed to the Group as of February 28, 2023	51.00%
Shanghai Jiahe | Shanghai | Tourism Service | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Jul. 22, 2022
Equity interest attributed to the Group as of February 28, 2023	80.00%
Shanghai Zihua | Shanghai | Tourism Service | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Jun. 01, 2023
Equity interest attributed to the Group as of February 28, 2023	55.00%